SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED PAYMENTS [Abstract]
Summary of Equity Award Activity
Options Granted to Employees and Directors	Number of Shares (*)	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2013	7,918,231	8.70	3.62	6.80	US$	583,631
Granted	-	-	-
Forfeited	(175,715)	14.89	5.50
Expired	(2,065)	11.15	4.01
Exercised	(924,029)	7.86	3.12
Outstanding, December 31, 2014	6,816,422	8.66	3.64	5.96	US$	192,859
Vested and expected to vest at December 31, 2014	6,816,422	8.66	3.64	5.96	US$	192,859
Exercisable at December 31, 2014	5,762,152	7.90	3.54	5.66	US$	167,396

*	Included both Class A and Class B ordinary shares.

Assumptions Used to Estimate Fair Value
For the Years Ended December 31,
	2012	2013	2014

Risk-free interest rate	1.5%-1.8%	-	-
Dividend yield	8.35% and 11.15%	-	-
Expected volatility range	59.88%-61.64%	-	-
Weighted average expected life	8.15years	-	-
Estimated forfeiture rate	0%	-	-
Fair value of ordinary share	$4.10-$9.00	-	-
Suboptimal exercise factor	1.5-2.5	-	-

Share - Based Compensation Expense
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$

Cost of revenues	1,162	1,143	782
Selling expenses	1,626	1,621	1,122
General and administrative expenses	4,361	4,264	2,778

	7,149	7,028	4,682